Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Income Statement [Abstract]
Revenues, net		$ 5,565,575	$ 1,606,425	$ 258,834
Revenues – related party, net		650,143	7,930,562	7,951,761
Total Revenues		6,215,718	9,536,987	8,210,595
Cost of revenues		5,289,158	1,370,829	217,807
Cost of revenues – related party		1,169,004	3,538,875	1,972,961
Total cost of revenues		6,458,162	4,909,704	2,190,768
Gross profit		(242,444)	4,627,283	6,019,827
Selling and marketing expense		7,419	17,542	29,887
General and administrative expenses		6,692,049	2,983,582	1,313,997
Provision for credit loss on loans receivable		7,267,026	309,024	305,128
Write-offs of advances to suppliers		2,942,315
Operating income (loss)		(17,151,253)	1,317,135	4,370,815
Non-operating income (expense) items:
Other income (expense), net		1,650,209	1,993	30,610
Interest income		6,030	5,734	390
Interest expense		(1,337,158)		(3,880)
Non-operating income (expense)		319,081	7,727	27,120
Earnings (Loss) before tax		(16,832,172)	1,324,862	4,397,935
Income tax		(71)	546,825	974,393
Net income (loss)		(16,832,101)	778,037	3,423,542
Less: loss attributable to non-controlling interest		(30,451)	(35,708)	(27,385)
Net income (loss) attributable to Jiuzi		$ (16,801,650)	$ 813,745	$ 3,450,927
Basic (in Dollars per share)		$ (0.76)	$ 0.04	$ 0.23
Diluted (in Dollars per share)		$ (0.76)	$ 0.04	$ 0.23
Basic (in Shares)	[1]	22,089,013	17,580,461	15,000,000
Diluted (in Shares)	[1]	22,089,013	17,580,461	15,000,000
Net income (loss)		$ (16,832,101)	$ 778,037	$ 3,423,542
Foreign currency translation (loss) income		(1,596,992)	607,057	146,303
Total comprehensive income (loss)		$ (18,429,093)	$ 1,385,094	$ 3,569,845

[1]	Giving retroactive effect for the Share Subdivision and 2-for-1 stock dividend on post-Share Subdivision basis